UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: April 30, 2011

Item 1.	Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini International Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

April 30, 2011 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

April 30, 2011 (Unaudited)

Security	Shares	Value
Common Stocks—99.1%
Consumer Discretionary—11.8%
Advance Auto Parts Inc	39,600	$2,592,216
Amazon.com Inc (a)	10,700	2,102,550
AutoZone Inc (a)	25,100	7,087,738
Autoliv Inc	41,000	3,285,330
Best Buy Co Inc	316	9,866
BorgWarner Inc (a)	22,900	1,768,796
Coach Inc	228,795	13,684,228
Comcast Corp Cl A	497	13,041
DIRECTV Cl A (a)	375,400	18,240,685
Gap Inc/The	151,989	3,532,224
Home Depot Inc	311	11,551
Honda Motor Co Ltd ADR	165,700	6,354,595
JC Penney Co Inc	336	12,919
Johnson Controls Inc	283	11,603
Liz Claiborne Inc (a)	2,082	13,096
Lowe’s Cos Inc	435	11,419
Ltd Brands Inc	186,951	7,694,903
McDonald’s Corp	142	11,120
Meredith Corp	312	10,427
NIKE Inc Cl B	127	10,455
Netflix Inc (a)	8,100	1,884,627
Nissan Motor Co Ltd ADR	107,200	2,055,024
priceline.com Inc (a)	13,450	7,357,285
Pulte Group Inc (a)	1,450	11,789
Scholastic Corp	364	9,566
Sony Corp ADR	61,600	1,743,896
Stanley Black & Decker Inc	162	11,769
Staples Inc	477	10,084
Starbucks Corp	338	12,232
TJX Cos Inc	147,600	7,914,312
Target Corp	181	8,887
Tiffany & Co	173	12,013
Timberland Co/The Cl A (a)	437	19,748
Time Warner Cable Inc	166	12,970
Viacom Inc Cl B	274	14,018
Walt Disney Co/The	290	12,499
Weight Watchers International Inc	28,800	2,239,200
Whirlpool Corp	122	10,514

		89,799,195

Consumer Staples—10.1%
Avon Products Inc	374	10,988
Church & Dwight Co Inc	27,800	2,292,944
Coca-Cola Co/The	165	11,131
Coca-Cola Enterprises Inc	562,600	15,983,466
Costco Wholesale Corp	150	12,138
Delhaize Group SA ADR	40,500	3,477,330
Dr Pepper Snapple Group Inc	371,100	14,547,120
Kimberly-Clark Corp	113,772	7,515,778
Kraft Foods Inc Cl A	344	11,552
Kroger Co/The	74,700	1,815,957

PepsiCo Inc/NC	166	11,436
Procter & Gamble Co/The	169	10,968
Safeway Inc	507,400	12,334,894
Walgreen Co	380,800	16,267,776
Whole Foods Market Inc	40,916	2,567,888

		76,871,366

Energy—11.4%
Anadarko Petroleum Corp	23,341	1,842,539
Apache Corp	77,391	10,321,638
Chesapeake Energy Corp	250,219	8,424,874
Cimarex Energy Co	137,500	15,206,125
Devon Energy Corp	222,339	20,232,848
EOG Resources Inc	118	13,323
National Oilwell Varco Inc	240,862	18,471,707
Nexen Inc	160,100	4,231,443
Pioneer Natural Resources Co	76,125	7,782,259
Southwestern Energy Co (a)	293	12,851

		86,539,607

Financials—15.8%
Affiliated Managers Group Inc (a)	17,100	1,865,268
Aflac Inc	31,700	1,781,223
American Express Co	254	12,466
American Financial Group Inc/OH	201,800	7,218,386
Annaly Capital Management Inc	387,000	6,904,080
BNP Paribas ADR	36,100	1,433,170
Bank of Montreal	40,700	2,665,435
Bank of Nova Scotia	37,700	2,292,157
CB Richard Ellis Group Inc Cl A (a)	304,800	8,141,208
Canadian Imperial Bank of Commerce	37,200	3,211,311
Chubb Corp	103,200	6,727,608
Discover Financial Services	380,800	9,459,072
Goldman Sachs Group Inc/The	65	9,816
ING Groep NV ADR (a)	216,400	2,854,316
JPMorgan Chase & Co	514,337	23,469,197
KeyCorp	249,000	2,158,830
NASDAQ OMX Group Inc/The (a)	284,800	7,718,080
NYSE Euronext	362	14,498
ORIX Corp ADR	64,800	3,186,216
PNC Financial Services Group Inc	78,300	4,881,222
Reinsurance Group of America Inc	81,100	5,133,630
Royal Bank of Canada	53,100	3,343,176
Toronto-Dominion Bank/The	41,300	3,577,819
Transatlantic Holdings Inc	60,100	2,962,329
Travelers Cos Inc/The	146,900	9,295,832
US Bancorp	401	10,354

		120,326,699

Health Care—10.5%
Agilent Technologies Inc (a)	41,300	2,061,283
Amgen Inc (a)	120,007	6,822,398
Becton Dickinson and Co	128	11,001
Biogen Idec Inc (a)	217,000	21,124,950

Bristol-Myers Squibb Co	148,600	4,175,660
Endo Pharmaceuticals Holdings Inc (a)	81,000	3,171,960
Express Scripts Inc (a)	48,600	2,757,564
Gilead Sciences Inc (a)	377,310	14,654,720
Intuitive Surgical Inc (a)	19,600	6,854,120
Johnson & Johnson	113,995	7,491,751
McKesson Corp	85,300	7,080,753
Novo Nordisk A/S ADR	27,800	3,541,442

		79,747,602

Industrials—8.7%
3M Co	175,526	17,062,882
AGCO Corp (a)	87,700	5,049,766
Cummins Inc	71,799	8,628,804
Herman Miller Inc	422	10,980
Interface Inc Cl A	692	12,899
JetBlue Airways Corp (a)	1,607	9,096
Pitney Bowes Inc	306,700	7,532,552
RR Donnelley & Sons Co	762,129	14,373,753
Southwest Airlines Co	836	9,823
Timken Co	67,400	3,800,686
United Parcel Service Inc Cl B	149	11,171
WW Grainger Inc	60,500	9,171,800

		65,674,212

Information Technology—21.3%
Altera Corp	197,700	9,627,990
Apple Inc (a)	99,704	34,719,924
Applied Materials Inc	120,370	1,888,605
Autodesk Inc (a)	56,800	2,554,864
Cisco Systems Inc	537	9,430
Dell Inc (a)	582,500	9,034,575
EMC Corp/Massachusetts (a)	475	13,462
F5 Networks Inc (a)	14,600	1,479,856
FUJIFILM Holdings Corp ADR	50,100	1,554,603
First Solar Inc (a)	84	11,724
Google Inc Cl A (a)	19	10,338
Hewlett-Packard Co	258	10,415
Intel Corp	994,985	23,073,702
International Business Machines Corp	64,874	11,066,207
Lexmark International Inc Cl A (a)	52,500	1,693,125
Mastercard Inc Cl A	26,800	7,393,852
Microsoft Corp	1,090,306	28,369,762
Motorola Mobility Holdings Inc (a)	350	9,122
Motorola Solutions Inc (a)	272	12,479
Oracle Corp	476,600	17,181,430
Power Integrations Inc	267	10,771
Red Hat Inc (a)	95,800	4,547,626
Research In Motion Ltd (a)	148,100	7,205,065
SunPower Corp Cl A (a)	846	18,417
Texas Instruments Inc	333	11,831
Xerox Corp	943	9,515
Yahoo! Inc (a)	649	11,520

		161,530,210

Materials—1.9%
Domtar Corp	62,600	5,823,052
Eastman Chemical Co	83,100	8,912,475
International Paper Co	397	12,259
MeadWestvaco Corp	412	13,880
Nucor Corp	247	11,599

		14,773,265

Telecommunication Services—4.9%
AT&T Inc	65,567	2,040,445
BT Group PLC ADR	113,200	3,742,392
Brasil Telecom SA ADR	79,100	2,230,620
Sprint Nextel Corp (a)	2,576	13,344
Telecom Corp of New Zealand Ltd ADR	254,900	2,225,277
Telus Corporation	36,300	1,907,486
Verizon Communications Inc	655,002	24,745,975

		36,905,539

Utilities—2.7%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	75,300	4,406,556
Energen Corp	224	14,562
Integrys Energy Group Inc	222	11,624
Pepco Holdings Inc	828,500	15,965,195

		20,397,937

Total Common Stocks—99.1% (Cost $587,674,296) (b)		752,565,632

Other Assets, less liabilities—0.9%		6,955,494

Net Assets—100.0%		$759,521,126

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $588,638,677. The aggregate gross unrealized appreciation is $164,892,479 and the aggregate gross unrealized depreciation is $965,524, resulting in net unrealized appreciation of $163,926,955.

ADR—American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini International Social Equity Fund

Portfolio of Investments

April 30, 2011(Unaudited)

Country/Security	Industry	Shares	Value
Common Stocks—96.7%
Australia—5.8%
Bendigo and Adelaide Bank Ltd	Banks	142,808	$1,459,674
CFS Retail Property Trust	Real Estate	165,478	324,153
Commonwealth Property Office Fund	Real Estate	748,960	749,957
CSR Ltd	Capital Goods	41,670	136,805
Fairfax Media Ltd	Media	716,319	1,034,753
GPT Group	Real Estate	281,925	974,938
Mirvac Group	Real Estate	252,923	351,519
National Australia Bank Ltd	Banks	81,598	2,418,157
OneSteel Ltd	Materials	278,480	649,128
Suncorp Group Ltd	Insurance	47,662	433,962
Westpac Banking Corp	Banks	5,317	144,536

			8,677,582

Austria—2.3%
EVN AG	Utilities	12,786	245,653
Strabag SE	Capital Goods	27,043	909,543
Voestalpine AG	Materials	45,787	2,256,961

			3,412,157

Belgium—0.1%
Delhaize Group SA	Food & Staples Retailing	2,538	220,124

			220,124

Brazil—2.2%
Banco do Brasil SA	Banks	19,500	359,403
Brasil Telecom SA ADR	Telecommunication Services	24,900	702,180
Cia de Saneamento Basico do Estado de Sao Paulo ADR	Utilities	11,800	690,536
Tim Participacoes SA ADR	Telecommunication Services	3,300	155,694
Vivo Participacoes SA ADR	Telecommunication Services	31,400	1,312,834

			3,220,647

China—0.5%
Chaoda Modern Agriculture Holdings Ltd	Food & Beverage	725,920	453,256
Hopson Development Holdings Ltd (a)	Real Estate	257,357	256,111

			709,367

Denmark—1.5%
H Lundbeck A/S	Pharma, Biotech & Life Sciences	39,123	940,979
Novo Nordisk A/S Cl B	Pharma, Biotech & Life Sciences	10,628	1,345,771

			2,286,750

France—11.0%
AXA SA	Insurance	9,025	202,851
BNP Paribas	Banks	27,174	2,154,049
France Telecom SA	Telecommunication Services	13,720	322,321
Legrand SA	Capital Goods	10,166	464,987
Peugeot SA (a)	Automobiles & Components	17,449	793,706
Renault SA (a)	Automobiles & Components	4,402	268,677

Sanofi	Pharma, Biotech & Life Sciences	49,651	3,933,563
Societe Generale	Banks	22,561	1,511,573
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	107,020	1,265,436
Vivendi SA	Media	97,363	3,060,126
Wendel SA	Capital Goods	18,756	2,353,279

			16,330,568

Germany—9.6%
Allianz SE Reg	Insurance	3,412	538,095
Bayerische Motoren Werke AG	Automobiles & Components	24,480	2,312,401
Continental AG (a)	Automobiles & Components	5,822	585,365
Deutsche Telekom AG Reg	Telecommunication Services	121,095	2,014,849
Henkel AG & Co KGaA	Household & Personal Products	36,470	2,487,835
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	117,345	1,334,249
Linde AG	Materials	1,283	231,461
Merck KGaA	Pharma, Biotech & Life Sciences	15,525	1,647,313
Metro AG	Food & Staples Retailing	8,408	618,155
Suedzucker AG	Food & Beverage	80,770	2,495,468

			14,265,191

Greece—0.3%
Hellenic Petroleum SA	Energy	39,319	420,002

			420,002

Hong Kong—3.1%
Great Eagle Holdings Ltd	Real Estate	61,019	216,814
Guoco Group Ltd	Diversified Financials	64,000	795,510
Jardine Matheson Holdings Ltd	Capital Goods	16,296	782,208
Jardine Strategic Holdings Ltd	Capital Goods	36,459	1,035,436
New World Development Ltd	Real Estate	60,424	105,950
Swire Pacific Ltd Cl A	Real Estate	29,966	457,537
Wheelock & Co Ltd	Real Estate	296,471	1,227,090

			4,620,545

Hungary—0.5%
MOL Hungarian Oil and Gas PLC (a)	Energy	5,321	742,952

			742,952

Ireland—0.4%
Anglo Irish Bank Corp Ltd (a) ( c)	Banks	138,674	0
Smurfit Kappa Group PLC (a)	Materials	49,539	676,090

			676,090

Italy—2.3%
Exor SpA	Diversified Financials	30,710	1,109,419
Telecom Italia SpA	Telecommunication Services	1,490,101	2,248,296

			3,357,715

Japan—20.8%
Aeon Co Ltd	Food & Staples Retailing	139,149	1,670,337
Aoyama Trading Co Ltd	Retailing	38,586	634,857
Asahi Glass Co Ltd	Capital Goods	83,300	1,053,313
Asahi Kasei Corp	Materials	211,000	1,440,646
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	45,684	1,739,753
Brother Industries Ltd	Technology Hardware & Equipment	38,200	581,898

Central Japan Railway Co	Transportation	200	1,506,039
Credit Saison Co Ltd	Diversified Financials	31,200	520,256
Dai Nippon Printing Co Ltd	Commercial & Professional Services	9,000	107,148
Daito Trust Construction Co Ltd	Real Estate	2,300	182,832
Daiwa House Industry Co Ltd	Real Estate	57,000	683,522
FANUC CORP	Capital Goods	6,900	1,143,764
FUJIFILM Holdings Corp	Technology Hardware & Equipment	67,923	2,101,143
Honda Motor Co Ltd	Automobiles & Components	32,161	1,264,402
Japan Petroleum Exploration Co	Energy	46,300	2,253,944
Kyocera Corp	Technology Hardware & Equipment	9,946	1,089,721
Makita Corp	Capital Goods	11,900	543,376
Murata Manufacturing Co Ltd	Technology Hardware & Equipment	11,800	850,752
Nissan Motor Co Ltd	Automobiles & Components	160,464	1,530,677
Nisshin Seifun Group Inc	Food & Beverage	55,000	683,941
Nitto Denko Corp	Materials	14,700	779,930
ORIX Corp	Diversified Financials	12,693	1,237,388
Osaka Gas Co Ltd	Utilities	55,000	201,997
Seiko Epson Corp	Technology Hardware & Equipment	8,700	151,290
Seino Holdings Corp	Transportation	140,693	1,050,776
Seven & I Holdings Co Ltd	Food & Staples Retailing	19,379	483,161
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	55,746	2,693,176
Toppan Printing Co Ltd	Commercial & Professional Services	161,451	1,261,522
Toyo Seikan Kaisha Ltd	Materials	92,598	1,562,320

			31,003,881

Netherlands—2.2%
Corporate Express NV (a) ( c)	Consumer Durables & Apparel	10,034	137,700
ING Groep NV (a)	Diversified Financials	134,886	1,781,040
Koninklijke DSM NV	Materials	12,785	882,952
TomTom NV (a)	Consumer Durables & Apparel	29,544	267,767
Wereldhave NV	Real Estate	1,599	167,365

			3,236,824

New Zealand—0.5%
Telecom Corp of New Zealand Ltd	Telecommunication Services	365,640	642,138
Vector Ltd	Utilities	56,693	117,188

			759,326

Norway—1.5%
Fred Olsen Energy ASA	Energy	14,303	660,678
Petroleum Geo-Services ASA (a)	Energy	49,634	784,909
TGS Nopec Geophysical Co ASA	Energy	32,192	848,573

			2,294,160

Singapore—0.9%
Jardine Cycle & Carriage Ltd	Retailing	31,690	956,210
SembCorp Industries Ltd	Capital Goods	83,856	370,483

			1,326,693

South Korea—1.1%
GS Holdings	Energy	16,510	1,378,850
KT Corp	Telecommunication Services	6,260	224,896
SK Telecom Co Ltd	Telecommunication Services	756	114,636

			1,718,382

Spain—4.4%
Acciona SA	Utilities	21,549	2,510,932
Banco Santander SA	Banks	11,354	145,236
Corp Financiera Alba	Diversified Financials	21,280	1,313,670
Criteria Caixacorp SA	Diversified Financials	202,050	1,494,311
Ebro Foods SA	Food & Beverage	20,760	513,274
Gamesa Corp Tecnologica SA (a)	Capital Goods	54,970	517,620

			6,495,043

Sweden—3.8%
Investor AB Cl B	Diversified Financials	64,233	1,603,853
Sandvik AB	Capital Goods	30,141	641,085
Skandinaviska Enskilda Banken AB Cl A	Banks	168,137	1,620,725
Swedbank AB Cl A	Banks	86,582	1,646,199
Trelleborg AB Cl B	Capital Goods	18,427	223,329

			5,735,191

Switzerland—4.6%
Cie Financiere Richemont SA Cl A	Consumer Durables & Apparel	34,368	2,212,184
Clariant AG Reg (a)	Materials	75,447	1,559,415
Lindt & Spruengli AG Reg (a)	Food & Beverage	11	407,790
Novartis AG Reg	Pharma, Biotech & Life Sciences	11,361	671,757
OC Oerlikon Corp AG Reg (a)	Capital Goods	64,972	568,584
Swiss Life Holding AG Reg (a)	Insurance	8,310	1,509,952

			6,929,682

Taiwan—1.2%
Asustek Computer Inc	Technology Hardware & Equipment	40,000	360,354
HTC Corp	Technology Hardware & Equipment	29,000	1,316,410
Quanta Computer Inc	Technology Hardware & Equipment	79,000	155,857

			1,832,621

United Kingdom—16.1%
3i Group PLC	Diversified Financials	169,276	790,846
Aviva PLC	Insurance	253,983	1,892,784
BG Group PLC	Energy	33,428	855,022
British Land Co PLC	Real Estate	166,201	1,664,677
BT Group PLC	Telecommunication Services	816,206	2,665,605
Burberry Group PLC	Consumer Durables & Apparel	83,760	1,809,213
Cookson Group PLC (a)	Capital Goods	44,798	534,628
HSBC Holdings PLC	Banks	106,938	1,169,020
Inchcape PLC (a)	Retailing	57,995	352,494
International Power PLC	Utilities	51,708	285,131
Kingfisher PLC	Retailing	54,660	250,262
Land Securities Group PLC	Real Estate	95,555	1,251,141
Legal & General Group PLC	Insurance	835,731	1,711,781
Mondi PLC	Materials	172,188	1,700,231
Old Mutual PLC	Insurance	144,201	334,323
Persimmon PLC	Consumer Durables & Apparel	94,053	757,867
Rexam PLC	Materials	136,117	886,805
Taylor Wimpey PLC (a)	Consumer Durables & Apparel	922,352	598,606
Tesco PLC	Food & Staples Retailing	37,126	249,896
Vodafone Group PLC	Telecommunication Services	692,317	1,981,552
Wolseley PLC	Capital Goods	60,793	2,198,346

			23,940,230

Total Common Stocks—96.7% (Cost $121,218,951)			144,211,723

Preferred Stocks—0.7%

Germany—0.5%
ProSiebenSat.1 Media AG Pfd	Media	23,739	680,963

			680,963

Italy—0.2%
Exor SpA Pfd	Diversified Financials	11,623	360,743

			360,743

Total Preferred Stocks—0.7% (Cost $367,041)			1,041,706

Total Investments—97.4% (Cost $121,585,992) (b)			145,253,429

Other Assets, less liabilities—2.6%			3,862,256

Net Assets—100.0%			$149,115,685

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $123,190,918. The aggregate gross unrealized appreciation is $24,710,917 and the aggregate gross unrealized depreciation is $2,648,406, resulting in net unrealized appreciation of $22,062,511.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR—American Depository Receipt

Pfd—Preferred Stock

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly, Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The portfolio of investments of the Domini Social Bond Fund are included elsewhere in this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares and Class A shares. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of April 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$89,799,195	$—	$—	$89,799,195
Consumer Staples	76,871,366	—	—	76,871,366
Energy	86,539,607	—	—	86,539,607
Financials	120,326,699	—	—	120,326,699
Health Care	79,747,602	—	—	79,747,602
Industrials	65,674,212	—	—	65,674,212
Information Technology	161,530,210	—	—	161,530,210
Materials	14,773,265	—	—	14,773,265
Telecommunication Services	36,905,539	—	—	36,905,539
Utilities	20,397,937	—	—	20,397,937

Total	$752,565,632	$—	$—	$752,565,632

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of April 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$19,370,531	$—	$137,700	$19,508,231
Consumer Staples	10,283,237	—	—	10,283,237
Energy	7,944,931	—	—	7,944,931
Financials	38,872,961	—	—	38,872,961
Health Care	12,972,313	—	—	12,972,313
Industrials	17,402,271	—	—	17,402,271
Information Technology	9,207,109	—	—	9,207,109
Materials	12,625,938	—	—	12,625,938
Telecommunication Services	12,385,002	—	—	12,385,002
Utilities	4,051,436	—	—	4,051,436

Total	$145,115,729	$—	$137,700	$145,253,429

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund
Investments in Securities
Balance as of July 31, 2010	$120,919
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	16,781
Net purchases (sales)	—
Transfers in and/or out of Level Three	—

Balance as of April 30, 2011	$137,700

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2011:	$16,781

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. There were no open contracts at April 30, 2011.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund, are usually declared and paid semi-annually from net investment income. Dividends to shareholders of the Domini Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Domini Social Bond Fund

Portfolio of Investments

April 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations—18.5%
Fannie Mae:
3.625%, 8/15/2011 (d)	5,000,000	5,050,765
Freddie Mac:
1.750%, 9/10/2015	4,116,000	4,101,425
2.875%, 2/9/2015	2,280,000	2,388,610
3.750%, 3/27/2019	1,500,000	1,570,317
3.875%, 6/29/2011 (d)	5,250,000	5,281,574
5.500%, 7/15/2038	1,664,718	1,778,720
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	68,661	69,749
2003-20D 1, 4.760%, 4/1/2023	263,203	279,074
2003-20E 1, 4.640%, 5/1/2023	292,816	309,886
2003-20F 1, 4.070%, 6/1/2023	242,407	248,982
2003-20G 1, 4.350%, 7/1/2023	135,419	142,297

Total U.S. Government Agency Obligations (Cost $21,120,684)		21,221,399

U.S. Government Agency Mortgage Securities—53.5%
Fannie Mae:
13743, 6.560%, VR, 11/1/2019	3,574	3,683
190370, 6.000%, 6/1/2036	4,068,809	4,463,654
387621, 5.040%, 10/1/2023	389,577	399,663
463675, 4.900%, 11/1/2022	1,178,115	1,226,667
464501, 5.450%, 2/1/2025	990,146	1,035,009
466584, 3.470%, 11/1/2020	1,391,376	1,360,836
466766, 3.880%, 12/1/2020	741,636	744,701
725422, 5.000%, 4/1/2034	2,749,621	2,922,154
735500, 5.500%, 5/1/2035	896,582	969,685

735578, 5.000%, 6/1/2035	1,637,367	1,736,527
745275, 5.000%, 2/1/2036	1,240,746	1,315,886
745327, 6.000%, 3/1/2036	2,564,609	2,819,094
745950, 6.000%, 11/1/2036	638,549	700,515
874332, 6.030%, 2/1/2022	1,110,361	1,179,136
888219, 5.500%, 3/1/2037	0	0
888268, 6.000%, 3/1/2037	1,311,337	1,438,592
888344, 5.000%, 10/1/2035	791,009	838,913
889140, 5.500%, 5/1/2037	160,745	173,952
889506, 6.000%, 3/1/2037	995,874	1,094,694
889574, 6.000%, 8/1/2037	1,894,780	2,078,653
889641, 5.500%, 8/1/2037	1,612,868	1,745,382
890097, 6.000%, 10/1/2038	165,257	181,500
995024, 5.500%, 8/1/2037	0	0
995196, 6.000%, 7/1/2038	178,202	195,495
995213, 6.000%, 7/1/2036	661,555	727,201
995722, 5.000%, 5/1/2038	754,677	800,735
995724, 6.000%, 4/1/2039	631,575	694,838
995937, 5.500%, 6/1/2039	3,737,909	4,033,337
AD0220, 6.000%, 10/1/2038	151,167	165,836
AE0694, 6.000%, 1/1/2039	112,821	124,122
555421, 5.000%, 5/1/2033	131,065	139,289
555531, 5.500%, 6/1/2033 (c)	795,072	861,141
AE0115, 5.500%, 12/1/2035 (c)	4,229,641	4,590,602
Creston CRA DUS, 4.520%, 7/1/2020 (a) (c)	1,366,000	1,405,273

Macomb CRA DUS, 4.520%, 5/1/2020 (a) (c)	1,262,000	1,299,860
Fannie Mae CMO:
2005-M1 A, 4.479%, 10/26/2031	84,314	87,004
Freddie Mac:
A13411, 5.000%, 9/1/2033	539,979	573,524
A18404, 5.500%, 2/1/2034	351,904	380,762
A30028, 6.000%, 11/1/2034	123,780	136,372
A69304, 5.500%, 11/1/2037	307,864	331,379
FHR 3768 CB, 3.500%, 12/15/2025	343,000	318,157
FHR 3800 BE, 3.500%, 2/15/2026	433,000	402,981
FHR 3800 CB, 3.500%, 2/15/2026	383,000	357,463
FHR 3806 L, 3.500%, 2/15/2026	1,054,000	975,948
FHR 3816 GL, 3.000%, 2/15/2026	483,000	433,194
FHR 3829 BE, 3.500%, 3/15/2026	526,000	491,739
FHR R008 ZA, 6.000%, 7/15/2036	271,079	302,901
FHR 3753DC, 3.500%, 9/15/2039	225,000	208,249
FHR 3810 QB, 3.500%, 2/15/2026	1,233,000	1,155,846
FHR 3826 BK, 3.000%, 3/15/2026	2,587,000	2,324,623
FNR 2010 144 YB, 3.000%, 12/25/2025	724,000	649,136
FNR 2011 36 DB, 3.000%, 5/25/2026	1,297,000	1,162,119
FNR 2011 42 B, 3.000%, 5/25/2026	825,000	738,763
Ginnie Mae CMO:
2003-78 C, 5.233%, VR, 2/16/2031	1,000,000	1,096,373
2006-9 B, 5.269%, VR, 3/16/2037	1,000,000	1,080,442
Government National Mortgage Association:
2038, 8.500%, 7/20/2025	5,729	6,808
2380, 8.500%, 2/20/2027	11,415	13,687
2007-35 TE, 6.000%, 6/20/2037	210,000	231,731
696471, 6.000%, 8/15/2038	408,790	453,164
696520, 6.000%, 8/15/2038	643,430	713,274
703850, 5.500%, 11/20/2038	690,389	750,120
720334, 4.500%, 7/20/2039	1,422,235	1,488,632
003931, 6.000%, 12/20/2036 (c)	1,080,400	1,191,901

Total U.S. Government Agency Mortgage Securities (Cost $60,260,010)		61,522,917

Corporate Obligations—19.0%
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	730,521
Analog Devices, 3.000%, 4/15/2016	333,000	338,442
Bank of Nova Scotia, 3.400%, 1/22/2015	700,000	731,079
Becton Dickinson, 3.250%, 11/12/2020	500,000	472,253
Cisco Systems Inc., 5.500%, 2/22/2016	431,000	490,905
Comcast Corporation, 4.950%, 6/15/2016	600,000	651,510
Continental Airlines, 4.750%, 1/12/2021	700,000	682,500
ENSCO Plc, 4.700%, 3/15/2021	1,364,000	1,379,827
Family Dollar Stores Inc., 5.000%, 2/1/2021	102,000	101,564
Goldman Sachs Group Inc., 6.000%, 6/15/2020	1,118,000	1,212,014
Hewlett-Packard Co., 4.500%, 3/1/2013	700,000	746,812
HSBC Bank PLC, 144A, 3.500%, 6/28/2015 (e)	1,000,000	1,029,682
IBM Corp, 5.700%, 9/14/2017	700,000	807,362
Illinois Tool Works, Inc., 6.250%, 4/1/2019	700,000	825,325
JP Morgan Chase & Co, 6.300%, 4/23/2019	700,000	792,317
Kellogg Co., 4.250%, 3/6/2013	700,000	739,938
Kroger Co., 7.500%, 1/15/2014	700,000	799,921
NASDAQ OMX Group, 5.550%, 1/15/2020	542,000	539,294
Northern Trust Company, 5.200%, 11/9/2012	700,000	748,863
Oracle Corp., 5.750%, 4/15/2018	134,000	152,691
PACCAR Inc, 6.375%, 2/15/2012	700,000	729,987
Praxair Inc., 4.625%, 3/30/2015	647,000	708,330
Royal Bank of Canada, 2.100%, 7/29/2013	1,000,000	1,024,303

Sanofi Aventis, 4.000%, 3/29/2021	1,987,000	1,981,787
SBC Communications, 5.100%, 9/15/2014	600,000	662,266
TD Ameritrade Holding Co, 5.600%, 12/1/2019	700,000	750,511
United Parcel Service, 3.125%, 1/15/2021	500,000	470,275
Verizon Communications, 5.550%, 2/15/2016	700,000	786,875
Xerox Corporation, 6.350%, 5/15/2018	700,000	798,925

Total Corporate Obligations (Cost $20,722,611)		21,886,079

Corporate Mortgage Securities—1.1%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (f)	1,157,211	1,260,210

Total Corporate Mortgage Securities (Cost $1,157,211)		1,260,210

Certificates of Deposit—3.5%
Central Bank of Kansas City, 1.250%, 5/30/2011 (a)	250,000	250,000
Citizens Savings Bank & Trust, 1.500%, 6/30/2011 (a)	250,000	250,000
City First Bank of D.C., 0.700%, 2/5/2012 (a)	150,000	150,000
Community Capital Bank of Virginia, 1.000%, 2/4/2012 (a)	250,000	250,000
Community Commerce Bank, 1.100%, 6/1/2011 (a)	100,000	100,000
Communitywide Federal Credit Union, 1.200%, 1/29/2012 (a)	250,000	250,000
Hope Federal Credit Union, 0.400%, 2/4/2012 (a)	250,000	250,000
Latino Community Credit Union, 1.150%, 6/1/2011 (a)	250,000	250,000
Liberty Bank and Trust Co., 1.350%, 12/4/2011 (a)	200,000	200,000
Louisville Community Bank, 0.700%, 6/25/2011 (a)	250,000	250,000
Northside Community Federal Credit Union, 1.250%, 6/27/2011 (a)	100,000	100,000
Promerica Bank, 0.750%, 2/8/2012 (a)	250,000	250,000
Self Help Federal Credit Union, 1.310%, 12/27/2011 (a)	250,000	250,000
Self-Help Credit Union, 1.310%, 12/12/2011 (a)	250,000	250,000
ShoreBank Pacific, 0.700%, 11/6/2011 (a)	250,000	250,000
Southern Bancorp, 1.300%, 6/20/2011 (a)	250,000	250,000
University National Bank, 0.990%, 7/26/2011 (a)	250,000	250,000
Wainwright Bank & Trust Co., 0.600%, 12/20/2011 (a)	250,000	250,000

Total Certificates of Deposit (Cost $4,050,000)		4,050,000

Cash Equivalents—0.2%
Money Market Demand Accounts:
Self-Help Money Market Demand, 1.020%, 5/16/2011 (a)	100,462	100,462
University National Bank, 0.070%, 5/16/2011 (a)	111,229	111,229

Total Cash Equivalents (Cost $211,691)		211,691

Total Investments—95.8% (Cost $107,522,207) (b)		110,152,296

Other Assets, less liabilities—4.2%		4,852,820

Net Assets—100.0%		$115,005,116

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(b)	The aggregate cost for federal income purposes is $107,599,605. The aggregate gross unrealized appreciation is $2,671,622, and the aggregate gross unrealized depreciation is $118,931, resulting in net unrealized appreciation of $2,552,691.
(c)	When issued or delayed delivery security.
(d)	Portion of security segregated for collateral for when issued or delayed delivery securities.
(e)	This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.
(f)	This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.

CMO—Collateralized Mortgage Obligation

VR—Variable interest rate. Rate shown is that on April 30, 2011.

144A—Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

APRIL 30, 2011 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 –Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency Obligations	$—	$21,221,399	$—	$21,221,399
U.S. Government Agency Mortgage Securities	—	58,817,784	2,705,133	61,522,917
Corporate Obligations	—	21,886,079	—	21,886,079
Corporate Mortgage Securities	—	1,260,210	—	1,260,210
Certificates of Deposit	—	4,050,000	—	4,050,000
Cash Equivalents	—	211,691	—	211,691

Total	$—	$107,447,163	$2,705,133	$110,152,296

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2010	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	-12,859
Net purchases (sales)	18,560,361
Transfers in and/or out of Level Three	-15,842,369
Balance as of April 30, 2011	$2,705,133

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2011	$11,924

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders.

Investment transactions are recorded on trade date. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(F) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy Domini Thornton
Amy Domini Thornton
President

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy Domini Thornton
Amy Domini Thornton
President (Principal Executive Officer)

Date:	June 29, 2011

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date:	June 29, 2011